Vessels and subsidiaries (Details)	12 Months Ended
	Dec. 31, 2018
DHT Mustang Inc [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Mustang
DWT	317,975
Flag State	Hong Kong
Year Built	2018
DHT Bronco Inc [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Bronco
DWT	317,975
Flag State	Hong Kong
Year Built	2018
DHT Colt Inc [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Colt
DWT	319,713
Flag State	IOM
Year Built	2018
DHT Stallion Inc [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Stallion
DWT	319,713
Flag State	IOM
Year Built	2018
DHT Tiger Limited [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Tiger
DWT	299,629
Flag State	Hong Kong
Year Built	2017
DHT Puma Limited [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Puma
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Panther Limited [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Panther
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Lion Limited [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Lion
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Leopard Limited [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Leopard
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Jaguar Limited [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Jaguar
DWT	299,629
Flag State	Hong Kong
Year Built	2015
DHT Opal Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Opal
DWT	320,105
Flag State	IOM
Year Built	2012
Samco Theta Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Sundarbans
DWT	314,249
Flag State	Hong Kong
Year Built	2012
Samco Iota Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Taiga
DWT	314,249
Flag State	Hong Kong
Year Built	2012
DHT Peony Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Peony
DWT	320,013
Flag State	IOM
Year Built	2011
DHT Lotus Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Lotus
DWT	320,142
Flag State	IOM
Year Built	2011
Samco Eta Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Amazon
DWT	314,249
Flag State	RIF
Year Built	2011
Samco Kappa Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Redwood
DWT	314,249
Flag State	Hong Kong
Year Built	2011
DHT Edelweiss Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Edelweiss
DWT	301,021
Flag State	Hong Kong
Year Built	2008
Samco Epsilon Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT China
DWT	317,794
Flag State	RIF
Year Built	2007
Samco Delta Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Europe
DWT	317,713
Flag State	RIF
Year Built	2007
DHT Bauhinia Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Bauhinia
DWT	301,019
Flag State	IOM
Year Built	2007
DHT Hawk Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Hawk
DWT	298,923
Flag State	Hong Kong
Year Built	2007
Samco Gamma Ltd [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Scandinavia
DWT	317,826
Flag State	Hong Kong
Year Built	2006
DHT Falcon Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Falcon
DWT	298,971
Flag State	Hong Kong
Year Built	2006
DHT Lake Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Lake
DWT	298,564
Flag State	IOM
Year Built	2004
DHT Raven Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Raven
DWT	298,563
Flag State	IOM
Year Built	2004
DHT Condor, Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Condor
DWT	320,050
Flag State	Hong Kong
Year Built	2004
DHT Eagle, Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Eagle	[1]
DWT	309,064
Flag State	Hong Kong
Year Built	2002
DHT Utah, Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Utah	[1]
DWT	299,498
Flag State	IOM
Year Built	2001
DHT Utik, Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Utik	[1]
DWT	299,450
Flag State	IOM
Year Built	2001
Chris Tanker Corporation [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Chris	[2]
DWT	309,285
Flag State	Hong Kong
Year Built	2001
Ann Tanker Corporation [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Ann	[3]
DWT	309,327
Flag State	Hong Kong
Year Built	2001
DHT Phoenix, Inc. [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Phoenix	[4]
DWT	307,151
Flag State	Hong Kong
Year Built	1999
Cathy Tanker Corporation [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Cathy	[5]
DWT	115,000
Flag State	Marshall Islands
Year Built	2004
Sophie Tanker Corporation [Member]
Details of the vessel subsidiaries
Vessel Name	DHT Sophie	[5]
DWT	115,000
Flag State	Marshall Islands
Year Built	2003

[1]	The DHT Eagle, DHT Utah and DHT Utik were sold to one buyer in November 2017. The DHT Eagle and DHT Utah were delivered to the buyer during the fourth quarter of 2017 and the DHT Utik was delivered to the buyer in January 2018.
[2]	The DHT Chris was sold and delivered to new owners in January 2017
[3]	The DHT Ann was sold and delivered to new owners in May 2017.
[4]	The DHT Phoenix was sold and delivered to new owners in June 2017.
[5]	DHT Sophie and DHT Cathy were sold to one buyer in October 2018. Both vessels were delivered to buyer during fourth quarter 2018.